Loss Per Share	6 Months Ended
Jun. 30, 2022
Disclosure Of Earnings Per Share Text Block Abstract
Loss per share

Note 5 - Loss per share

The following table presents a summary of the loss and number of shares (including adjustments to such data) that were taken into consideration for purposes of computing the loss per share (both basic and diluted).

	Six months period ended June 30,		Year Ended December 31,
	2022	2021	2021
	Unaudited		Audited
Loss attributed to the shareholders of the Company for purposes of computing the basic and diluted loss per share	(11,900)	(13,301)	(26,490)

	Number of shares Six months period ended June 30,		Year Ended December 31,
	2022	2021	2021
	Unaudited		Audited
Weighted number of shares	10,178,955	7,935,366	7,960,239
Weighted number of shares to be issued upon full exercise of pre-funded warrants	155,348	-	-
Weighted number of shares used in computing basic and diluted loss per share	10,334,303	7,935,366	7,960,239